SUPPLEMENT DATED MARCH 12, 2012

NUVEEN SANTA BARBARA DIVIDEND GROWTH FUND

NUVEEN SANTA BARBARA GLOBAL GROWTH FUND

NUVEEN SANTA BARBARA GROWTH FUND

NUVEEN SANTA BARBARA INTERNATIONAL GROWTH FUND

To the Prospectus dated November 30, 2011

NUVEEN SYMPHONY INTERNATIONAL EQUITY FUND

NUVEEN SYMPHONY LARGE-CAP GROWTH FUND

NUVEEN SYMPHONY LARGE-CAP VALUE FUND

NUVEEN SYMPHONY MID-CAP CORE FUND

NUVEEN SYMPHONY OPTIMIZED ALPHA FUND

NUVEEN SYMPHONY SMALL-MID CAP CORE FUND

To the Prospectus dated January 31, 2012

NUVEEN TRADEWINDS EMERGING MARKETS FUND

NUVEEN TRADEWINDS GLOBAL ALL-CAP FUND

NUVEEN TRADEWINDS GLOBAL ALL-CAP PLUS FUND

NUVEEN TRADEWINDS GLOBAL FLEXIBLE ALLOCATION FUND

NUVEEN TRADEWINDS GLOBAL RESOURCES FUND

NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND

NUVEEN TRADEWINDS JAPAN FUND

To the Prospectus dated November 30, 2011

NUVEEN TRADEWINDS SMALL-CAP OPPORTUNITIES FUND

To the Prospectus dated September 29, 2011

NUVEEN WINSLOW LARGE-CAP GROWTH FUND

To the Prospectus dated November 30, 2011

Currently, the Nuveen Mutual Funds (the “Funds”) utilize two transfer agents and, as a result, certain shareholder privileges are limited as described below. Starting in mid-2012, all of the Funds will begin using the same transfer agent – Boston Financial Data Services, Inc. – at which point such shareholder privileges will no longer be limited. The details are as follows.

•

Rights of Accumulation and Letter of Intent: The right of accumulation is the ability of a shareholder, when calculating breakpoints, to reduce the Class A sales charge by aggregating holdings across the Funds to the value of the shareholder’s purchase. A shareholder can use a letter of intent to reduce the Class A sales charge to the rate applicable to the total amount of purchases the shareholder intends to make over a 13-month period. Each of these privileges is currently limited to aggregating values or purchases of Funds that have the same transfer agent. When all the Funds begin using the same transfer agent, shareholders will be able to aggregate the values or purchases across all of the Funds.

•

Exchange Privilege: Shareholders may exchange Fund shares into an identically registered account for the same class of another Fund, provided that the Funds have the same transfer agent. Exchanges between Funds with different transfer agents currently are not allowed. When the Funds begin using the same transfer agent, each Fund will have the same exchange options across all of the Funds.

•

Reinstatement Privilege: If a shareholder redeems shares of a Fund, the shareholder may reinvest all or part of the redemption proceeds up to one year later without incurring any additional charges. The reinstatement privilege is currently limited to reinvestment in a Fund that has the same transfer agent as the Fund from which a shareholder redeemed. When all of the Funds begin using the same transfer agent, shareholders will be able to utilize the reinstatement privilege for reinvestment in any Fund.

Please see a Fund’s prospectus for more information about these shareholder privileges. Further information about the transfer agent consolidation is available under the “Transfer Agent” tab of each Fund’s webpage, which can be accessed through www.nuveen.com.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-NIT2P-0312P

NUVEEN SANTA BARBARA DIVIDEND GROWTH FUND

NUVEEN SANTA BARBARA GLOBAL GROWTH FUND

NUVEEN SANTA BARBARA GROWTH FUND

NUVEEN SANTA BARBARA INTERNATIONAL GROWTH FUND

SUPPLEMENT DATED MARCH 12, 2012

TO THE PROSPECTUS DATED NOVEMBER 30, 2011

On March 30, 2012, the following changes will take place.

1.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Santa Barbara Global Growth Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

2.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Santa Barbara International Growth Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

3.	The section “How You Can Buy and Sell Shares—How to Sell Shares—Redemption Fee Policy” will be deleted in its entirety.

Effective March 31, 2012, the fourth sentence of the section “How We Manage Your Money—More About Our Investment Strategies—Portfolio Holdings” is deleted in its entirety and replaced with the following sentence:

A complete list of portfolio holdings information is generally made available on the funds’ website ten business days after the end of the month.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-SANTBP-0312P

NUVEEN SYMPHONY INTERNATIONAL EQUITY FUND

NUVEEN SYMPHONY LARGE-CAP GROWTH FUND

NUVEEN SYMPHONY LARGE-CAP VALUE FUND

NUVEEN SYMPHONY MID-CAP CORE FUND

NUVEEN SYMPHONY OPTIMIZED ALPHA FUND

NUVEEN SYMPHONY SMALL-MID CAP CORE FUND

SUPPLEMENT DATED MARCH 12, 2012

TO THE PROSPECTUS DATED JANUARY 31, 2012

On March 30, 2012, the following changes will take place.

1.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Symphony International Equity Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

2.	The section “How You Can Buy and Sell Shares—How to Sell Shares—Redemption Fee Policy” will be deleted in its entirety.

Effective March 31, 2012, the fourth sentence of the section “How We Manage Your Money—More About Our Investment Strategies—Portfolio Holdings” is deleted in its entirety and replaced with the following sentence:

A complete list of portfolio holdings information is generally made available on the funds’ website ten business days after the end of the month.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-SYMPHP-0312P

NUVEEN TRADEWINDS EMERGING MARKETS FUND

NUVEEN TRADEWINDS GLOBAL ALL-CAP FUND

NUVEEN TRADEWINDS GLOBAL ALL-CAP PLUS FUND

NUVEEN TRADEWINDS GLOBAL FLEXIBLE ALLOCATION FUND

NUVEEN TRADEWINDS GLOBAL RESOURCES FUND

NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND

NUVEEN TRADEWINDS JAPAN FUND

SUPPLEMENT DATED MARCH 12, 2012

TO THE PROSPECTUS DATED NOVEMBER 30, 2011

On March 30, 2012, the following changes will take place.

1.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Emerging Markets Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

2.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Global All-Cap Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

3.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Global All-Cap Plus Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

4.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Global Flexible Allocation Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

5.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Global Resources Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

6.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds International Value Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

7.	The line entitled “Redemption Fee” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Tradewinds Japan Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

8.	The section “How You Can Buy and Sell Shares—How to Sell Shares—Redemption Fee Policy” will be deleted in its entirety.

Effective March 31, 2012, the fourth sentence of the section “How We Manage Your Money—More About Our Investment Strategies—Portfolio Holdings” is deleted in its entirety and replaced with the following sentence:

A complete list of portfolio holdings information is generally made available on the funds’ website ten business days after the end of the month.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-GRWP-0312P

NUVEEN TRADEWINDS SMALL-CAP OPPORTUNITIES FUND

SUPPLEMENT DATED MARCH 12, 2012

TO THE PROSPECTUS DATED SEPTEMBER 29, 2011

Effective March 31, 2012, the fourth sentence of the section “How We Manage Your Money—More About Our Investment Strategies—Portfolio Holdings” is deleted in its entirety and replaced with the following sentence:

A complete list of portfolio holdings information is generally made available on the funds’ website ten business days after the end of the month.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-TWSCOP-0312P

NUVEEN WINSLOW LARGE-CAP GROWTH FUND

SUPPLEMENT DATED MARCH 12, 2012

TO THE PROSPECTUS DATED NOVEMBER 30, 2011

Effective March 31, 2012, the fourth sentence of the section “How We Manage Your Money—More About Our Investment Strategies—Portfolio Holdings” is deleted in its entirety and replaced with the following sentence:

A complete list of portfolio holdings information is generally made available on the funds’ website ten business days after the end of the month.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-WINSLP-0312P

NUVEEN SANTA BARBARA DIVIDEND GROWTH FUND

NUVEEN SANTA BARBARA GLOBAL GROWTH FUND

NUVEEN SANTA BARBARA GROWTH FUND

NUVEEN SANTA BARBARA INTERNATIONAL GROWTH FUND

SUPPLEMENT DATED MARCH 12, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2011

Effective March 30, 2012, the section “Purchase and Redemption of Fund Shares—Frequent Trading Policy—Redemption Fee Policy” will be deleted in its entirety.

Effective March 31, 2012, the third sentence of the section “Disclosure of Portfolio Holdings” is deleted in its entirety and replaced with the following sentence:

A complete list of portfolio holdings information is generally made available on the Funds’ website ten business days after the end of the month.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-SBSAI-0312P

NUVEEN SYMPHONY INTERNATIONAL EQUITY FUND

NUVEEN SYMPHONY LARGE-CAP GROWTH FUND

NUVEEN SYMPHONY LARGE-CAP VALUE FUND

NUVEEN SYMPHONY MID-CAP CORE FUND

NUVEEN SYMPHONY OPTIMIZED ALPHA FUND

NUVEEN SYMPHONY SMALL-MID CAP CORE FUND

SUPPLEMENT DATED MARCH 12, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2012

Effective March 30, 2012, the section “Purchase and Redemption of Fund Shares—Frequent Trading Policy—Redemption Fee Policy” will be deleted in its entirety.

Effective March 31, 2012, the third sentence of the section “Disclosure of Portfolio Holdings” is deleted in its entirety and replaced with the following sentence:

A complete list of portfolio holdings information is generally made available on the Funds’ website ten business days after the end of the month.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-SYMSAI-0312P

NUVEEN TRADEWINDS EMERGING MARKETS FUND

NUVEEN TRADEWINDS GLOBAL ALL-CAP FUND

NUVEEN TRADEWINDS GLOBAL ALL-CAP PLUS FUND

NUVEEN TRADEWINDS GLOBAL FLEXIBLE ALLOCATION FUND

NUVEEN TRADEWINDS GLOBAL RESOURCES FUND

NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND

NUVEEN TRADEWINDS JAPAN FUND

SUPPLEMENT DATED MARCH 12, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2011

Effective March 30, 2012, the section “Purchase and Redemption of Fund Shares—Frequent Trading Policy—Redemption Fee Policy” will be deleted in its entirety.

Effective March 31, 2012, the third sentence of the section “Disclosure of Portfolio Holdings” is deleted in its entirety and replaced with the following sentence:

A complete list of portfolio holdings information is generally made available on the Funds’ website ten business days after the end of the month.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-GRWSAI-0312P

NUVEEN TRADEWINDS SMALL-CAP OPPORTUNITIES FUND

SUPPLEMENT DATED MARCH 12, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 29, 2011

Effective March 31, 2012, the third sentence of the section “Disclosure of Portfolio Holdings” is deleted in its entirety and replaced with the following sentence:

A complete list of portfolio holdings information is generally made available on the Funds’ website ten business days after the end of the month.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-TSCOSAI-0312P

NUVEEN WINSLOW LARGE-CAP GROWTH FUND

SUPPLEMENT DATED MARCH 12, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2011

Effective March 31, 2012, the third sentence of the section “Disclosure of Portfolio Holdings” is deleted in its entirety and replaced with the following sentence:

A complete list of portfolio holdings information is generally made available on the Funds’ website ten business days after the end of the month.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-WINLSAI-0312P